INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8: -	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented

	June 30,	December 31,
	2025	2024

Original Cost:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,354

	$20,892	$20,587

Amortized cost	$-	$305

b.	Amortization expense for the six months ended June 30, 2025 and 2024, was $305 in each period.